Quarterly Holdings Report
for
Fidelity® Education Income Fund
May 31, 2022
EDI-NPRT3-0722
1.9901560.101
Nonconvertible Bonds - 23.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	750,000	663,990
4.25% 3/1/27	400,000	409,715
4.3% 2/15/30	250,000	252,064
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	454,779
3% 3/22/27	78,000	75,620
		1,856,168
Entertainment - 0.1%
The Walt Disney Co. 1.75% 1/13/26	306,000	290,157
Media - 0.6%
Comcast Corp.:
2.35% 1/15/27	500,000	475,049
3.95% 10/15/25	725,000	739,588
Magallanes, Inc. 4.054% 3/15/29 (b)	6,000	5,748
		1,220,385
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	19,000	18,475
TOTAL COMMUNICATION SERVICES		3,385,185
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	500,000	479,486
1.45% 3/2/26 (b)	500,000	459,434
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,250
1.25% 1/8/26	500,000	449,393
2.35% 2/26/27	500,000	453,634
Toyota Motor Corp. 3.419% 7/20/23	355,000	358,219
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	227,000	226,898
4.35% 6/8/27 (b)	200,000	199,858
		2,644,172
Specialty Retail - 0.0%
The Home Depot, Inc. 2.875% 4/15/27	28,000	27,493
TOTAL CONSUMER DISCRETIONARY		2,671,665
CONSUMER STAPLES - 1.0%
Tobacco - 1.0%
BAT Capital Corp. 4.7% 4/2/27	801,000	795,492
BAT International Finance PLC 1.668% 3/25/26	750,000	677,190
Philip Morris International, Inc. 1.5% 5/1/25	750,000	713,355
		2,186,037
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,621
2.061% 12/15/26	15,000	13,973
		29,594
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	298,811
ConocoPhillips Co. 2.4% 3/7/25	30,000	29,455
Enbridge, Inc.:
2.15% 2/16/24	12,000	11,764
2.5% 2/14/25	12,000	11,662
Energy Transfer LP 4.2% 9/15/23	73,000	73,884
Exxon Mobil Corp. 2.992% 3/19/25	210,000	209,704
MPLX LP:
4% 3/15/28	60,000	58,639
4.5% 7/15/23	350,000	354,152
Phillips 66 Co. 3.7% 4/6/23	118,000	118,625
		1,166,696
TOTAL ENERGY		1,196,290
FINANCIALS - 16.6%
Banks - 10.1%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	455,542
1.734% 7/22/27 (c)	500,000	455,249
2.456% 10/22/25 (c)	500,000	484,332
2.551% 2/4/28 (c)	850,000	793,112
2.651% 3/11/32 (c)	250,000	217,798
3.004% 12/20/23 (c)	500,000	499,872
3.458% 3/15/25 (c)	393,000	392,741
Barclays PLC:
1.007% 12/10/24 (c)	750,000	718,782
2.279% 11/24/27 (c)	750,000	679,219
2.852% 5/7/26 (c)	750,000	721,279
Canadian Imperial Bank of Commerce 3.45% 4/7/27	600,000	585,697
Citigroup, Inc.:
1.122% 1/28/27 (c)	500,000	449,783
3.07% 2/24/28 (c)	500,000	476,782
3.106% 4/8/26 (c)	1,100,000	1,073,749
4.4% 6/10/25	250,000	252,712
Fifth Third Bancorp 3.65% 1/25/24	168,000	169,188
HSBC Holdings PLC:
2.251% 11/22/27 (c)	750,000	681,541
3.803% 3/11/25 (c)	750,000	748,301
3.95% 5/18/24 (c)	750,000	752,709
Huntington Bancshares, Inc. 2.625% 8/6/24	450,000	443,185
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	500,000	490,786
0.824% 6/1/25 (c)	63,000	59,731
1.47% 9/22/27 (c)	580,000	522,400
2.083% 4/22/26 (c)	500,000	475,392
2.947% 2/24/28 (c)	818,000	778,237
3.54% 5/1/28 (c)	350,000	340,084
KeyCorp 3.878% 5/23/25 (c)	177,000	178,607
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	750,000	726,544
0.953% 7/19/25 (c)	750,000	707,145
1.64% 10/13/27 (c)	750,000	671,846
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	500,000	483,647
1.234% 5/22/27 (c)	500,000	443,356
2.651% 5/22/26 (c)	500,000	481,738
National Australia Bank Ltd. 2.875% 4/12/23	468,000	469,732
NatWest Group PLC:
1.642% 6/14/27 (c)	750,000	673,047
4.269% 3/22/25 (c)	200,000	200,442
PNC Financial Services Group, Inc. 3.5% 1/23/24	200,000	201,554
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	23,000	20,885
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	672,183
2.696% 7/16/24	500,000	492,021
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	61,232
Wells Fargo & Co.:
1.654% 6/2/24 (c)	750,000	740,054
2.164% 2/11/26 (c)	750,000	716,756
2.188% 4/30/26 (c)	176,000	167,378
3.526% 3/24/28 (c)	788,000	766,090
		22,592,460
Capital Markets - 3.9%
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	750,000	657,758
3.091% 5/14/32 (b)(c)	250,000	209,656
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	685,406
2.311% 11/16/27 (c)	750,000	663,886
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (c)	500,000	494,163
1.757% 1/24/25 (c)	500,000	486,236
2.64% 2/24/28 (c)	563,000	524,995
Intercontinental Exchange, Inc.:
3.65% 5/23/25	314,000	318,149
3.75% 9/21/28	125,000	123,365
4% 9/15/27	481,000	484,157
Moody's Corp. 3.75% 3/24/25	750,000	756,055
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	707,834
2.188% 4/28/26 (c)	750,000	716,515
2.239% 7/21/32 (c)	250,000	211,048
3.591% 7/22/28 (c)	300,000	291,193
3.737% 4/24/24 (c)	500,000	502,153
S&P Global, Inc. 2.45% 3/1/27 (b)	814,000	772,418
		8,604,987
Consumer Finance - 0.8%
American Express Co.:
2.25% 3/4/25	35,000	34,058
2.55% 3/4/27	54,000	51,331
Capital One Financial Corp.:
1.343% 12/6/24 (c)	850,000	820,346
1.878% 11/2/27 (c)	850,000	761,482
Hyundai Capital America 1% 9/17/24 (b)	74,000	69,540
		1,736,757
Diversified Financial Services - 0.5%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	564,715
1.73% 10/2/26 (b)	573,000	507,186
		1,071,901
Insurance - 1.3%
American International Group, Inc. 2.5% 6/30/25	573,000	553,085
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	472,308
1.7% 11/12/26 (b)	799,000	727,474
RGA Global Funding 2% 11/30/26 (b)	30,000	27,875
SunAmerica, Inc.:
3.5% 4/4/25 (b)	508,000	503,235
3.65% 4/5/27 (b)	762,000	742,055
		3,026,032
TOTAL FINANCIALS		37,032,137
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
CVS Health Corp. 4.3% 3/25/28	110,000	111,371
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	403,020
		514,391
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	57,445
TOTAL HEALTH CARE		571,836
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	118,085
The Boeing Co. 1.95% 2/1/24	307,000	299,330
		417,415
Road & Rail - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	517,000	476,128
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	30,000	26,827
2.25% 1/15/23	175,000	173,693
3.25% 3/1/25	97,000	94,165
		294,685
TOTAL INDUSTRIALS		1,188,228
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Roper Technologies, Inc.:
1% 9/15/25	576,000	528,536
1.75% 2/15/31	750,000	609,658
		1,138,194
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. 3.15% 7/15/23	399,000	399,456
UTILITIES - 0.8%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	526,000	491,094
Eversource Energy 0.8% 8/15/25	43,000	39,299
Exelon Corp. 2.75% 3/15/27 (b)	6,000	5,697
Southern Co. 3.25% 7/1/26	500,000	488,543
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	437,095
		1,461,728
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	174,685
Multi-Utilities - 0.0%
Sempra Energy 3.3% 4/1/25	28,000	27,824
TOTAL UTILITIES		1,664,237
TOTAL NONCONVERTIBLE BONDS (Cost $51,779,727)		51,433,265

U.S. Treasury Obligations - 69.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.125% 8/15/23	21,371,400	20,841,289
0.25% 5/15/24	3,259,500	3,119,443
0.25% 7/31/25	2,152,000	1,988,751
0.625% 7/31/26	223,300	204,058
0.75% 3/31/26	4,532,900	4,195,057
1.125% 10/31/26	1,500,000	1,394,238
1.25% 12/31/26	1,271,700	1,185,413
1.25% 9/30/28	1,222,300	1,106,372
1.875% 2/15/32	2,144,500	1,966,741
2.25% 4/30/24	49,000	48,765
2.5% 4/30/24	30,817,100	30,807,470
2.5% 3/31/27	678,700	668,679
2.625% 4/15/25	57,349,000	57,192,178
2.75% 4/30/27	24,834,300	24,743,111
2.875% 4/30/29	5,000,000	4,997,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,262,371)		154,459,221

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.2%
2.5% 7/1/31	546,382	538,153
3% 8/1/32 to 12/1/36	2,027,253	2,023,799
TOTAL FANNIE MAE		2,561,952
Freddie Mac - 0.3%
3% 7/1/32 to 3/1/33	698,867	699,830
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,438,313)		3,261,782

Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	100,000	94,883
Series 2022-2 Class A, 3.39% 5/17/27	600,000	603,069
Bank of America Credit Card Master Trust Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	76,138
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/16/26	97,000	92,402
Series 2022-A1 Class A1, 2.8% 3/15/27	148,000	146,486
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	75,167
Series 2022-A1 Class A1, 1.96% 2/15/27	49,000	47,088
Series 2022-A2 Class A, 3.32% 5/17/27	540,000	541,496
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	320,000	320,998
Series 2021-A Class A3, 0.3% 8/15/25	500,000	488,017
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	825,000	807,259
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	56,067
Series 2021-2 Class A, 0.99% 4/20/28	90,000	84,976
TOTAL ASSET-BACKED SECURITIES (Cost $3,486,799)		3,434,046

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57 (Cost $717,255)	718,741	717,096

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	100,000	95,084
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	94,377	91,128
BX Trust floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	100,000	96,470
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	100,000	96,025
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	700,000	690,784
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	227,494	226,682
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	100,000	95,555
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	121,242	120,630
Series 2015-GC32 Class AAB, 3.513% 7/10/48	387,126	387,214
Series 2016-GS2 Class AAB, 2.922% 5/10/49	795,805	787,357
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	100,000	97,999
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	200,000	194,145
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C27 Class ASB, 3.278% 2/15/48	405,898	404,848
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	788,505	789,501
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,250,650)		4,173,422

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 3% 2/2/23 (Cost $507,535)	500,000	501,840

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $5,917,998)	5,916,815	5,917,998

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $224,360,648)	223,898,670
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,193,270)
NET ASSETS - 100.0%	222,705,400

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,737,220 or 3.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	950,803	71,964,606	66,997,411	4,888	-	-	5,917,998	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	-	443,085	443,085	-	-	-	-	0.0%
Total	950,803	72,407,691	67,440,496	4,888	-	-	5,917,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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